As filed with the Securities and Exchange Commission on January 28, 2002
                                                 Securities Act File No. 33-6502

     =====================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      [x]
          PRE-EFFECTIVE AMENDMENT NO.                             [_]
          POST-EFFECTIVE AMENDMENT NO. 33                         [x]

                       (Check appropriate box or boxes)

                             SUNAMERICA INCOME FUNDS
              (Exact Name of Registrant as Specified in Charter)

                             The SunAmerica Center
                         733 Third Avenue - 3rd Floor
                           New York, NY  10017-3204
               (Address of Principal Executive Office)(Zip Code)

      Registrant's telephone number, including area code: (800) 858-8850

                                Robert M. Zakem
                   Senior Vice President and General Counsel
                       SunAmerica Asset Management Corp.
                             The SunAmerica Center
                         733 Third Avenue - 3rd Floor
                           New York, NY  10017-3204
                   (Name and Address for Agent for Service)

                                   Copy to:
                             Margery K. Neale, Esq
                              Shearman & Sterling
                             599 Lexington Avenue
                              New York, NY  10022

          Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

          It is proposed that this filing will become effective (check appropriate box)

               [ ] immediately upon filing pursuant to paragraph (b)
               [X] on January 30, 2002 pursuant to paragraph (b)
               [_] 60 days after filing pursuant to paragraph (a)(1)
               [_] on (date) pursuant to paragraph (a)(1)
               [_] 75 days after filing pursuant to paragraph (a)(2)
               [_] on (date) pursuant to paragraph (a)(2) of
                   Rule 485.

          If appropriate, check the following box:
               [X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This amendment consists of the following:

(1) Facing Sheet of the Registration Statement.

(2) Text stating purpose of amendment and incorporating by reference from previous filing.

(3) Signature page.

This amendment is being filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating a new effective date for a previously filed post-effective amendment pursuant to Rule 485(a), which has not yet become effective. The Registrant intends to file a post-effective amendment pursuant to Rule 485(b) prior to the new proposed date of effectiveness shown on the Facing Sheet. That amendment will be responsive to SEC staff comments and will include any text and exhibits omitted from the original amendment filed pursuant to Rule 485(a).

Parts A, B and C are incorporated by reference to Post-Effective Amendment No. 32 to this Registration Statement (File No. 33-6502) filed on November 30, 2001.


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

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused the Post-Effective Amendment No. 33 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 28th day of January, 2002.

                                               SUNAMERICA INCOME FUNDS


                                               By:        *
                                                  ----------------------
                                                  Peter A. Harbeck,
                                                  President and Trustee

     Pursuant to the requirements of the Securities Act of 1933, as amended, the Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A has been signed by the following persons in the capacities and on the dates indicated.

   Signatures                Title                                          Date
   ----------                -----                                          ----

      *                   President and Trustee (Principal
----------------             Executive Officer)
Peter A. Harbeck

      *                   Treasurer (Principal Financial and
----------------             Accounting Officer)
Peter C. Sutton

      *                   Trustee
--------------------
S. James Coppersmith


      *                   Trustee
--------------------
Dr. Judith L. Craven


       *                  Trustee
----------------
William F. Devin


       *                  Trustee
-------------------
Samuel M. Eisenstat


       *                  Trustee
-----------------
Stephen J. Gutman


       *                  Trustee
-----------------
Sebastiano Sterpa


*By: /s/ Peter E. Pisapia                                       January 28, 2002
    ---------------------
    Peter E. Pisapia
    Attorney-in-Fact


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